Trade accounts and other payables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade accounts and other payables
Accounts payable	$ 1,101,279	$ 1,640,406
Salary payable	113,412	103,208
Other payable	89,349	60,580
Total payables	$ 1,304,040	$ 1,804,194